Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of non-cancellable lease contracts

As of June 30, 2026, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office premises, Vision exchange #07-08	1.8 years
City Gate, Clinic #B1-12	1.3 years

Schedule of consolidated balance sheet

(a) Amount recognized in the consolidated balance sheet:

	As of June 30,
	2026	2025
	US$	US$

Right-of-use assets – operating leases	156,830	164,861
Lease liabilities
Current	94,193	168,948
Non-current	63,206	-
	157,399	168,948

Summary of lease cost	(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:
	As of June 30,
	2026	2025
	US$	US$
Operating lease cost	218,887	279,192

Schedule of other information leases
	As of June 30,
	2026	2025
Other information related to leases in as follows:	US$	US$
Weighted average remaining lease term (in years)	1.61	0.55

Weighted average discount rate	2.27%	2.75% - 2.90%

Schedule of maturities of lease liabilities

As of June 30, 2026, the maturities of the Company’s operating lease liabilities (excluding short-term leases) are as following:

Years ending June 30,	US$
2027	96,423
2028	63,664
Total future minimum lease payments	160,087
Less imputed interest	(2,688)
Present value of operating lease liabilities	157,399
Less: current portion	(94,193)
Long-term portion	63,206